Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables [abstract]
Trade payables	$ 5,079	$ 4,396
Other payables	1,948	1,372
Total	7,027	5,768
Current	$ 7,027	5,767
Non-current		$ 1